Warrant Liability (Tables)	9 Months Ended
Sep. 30, 2019
Warrant Liability [Abstract]
Summary of Warrant Liability

	Nine Months Ended September 30, 2019		Year Ended December 31, 2018
	Number of Warrants	Amount	Number of Warrants	Amount
Opening Balance	13,901,859	$11,250,167	4,933,231	$17,849,460
Issue of warrants expiring, April 10, 2023	—	—	1,295,554	5,212,087
Issue of warrants expiring, August 10, 2023	—	—	7,679,574	6,297,251
Issue of warrants expiring, March 21, 2024	8,455,882	15,897,059	—	—
Warrants exercised during the period	(1,018,506)	(3,742,824)	(6,500)	(28,949)
Warrants expired during the period	(135,824)	—	—	—
Foreign exhange adjustment during the period	—	(33,769)	—	(984,462)
Fair value adjustment during the period	—	(13,021,129)	—	(17,095,220)

Ending Balance	21,203,411	$10,349,504	13,901,859	$11,250,167